Schedule of Summarised financial information of the non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 1,220,146	$ 1,472,809		$ 17,674
Current liabilities	898,764	989,282		18,499
Current net assets	32,456
Non-current assets	3,671,636	3,432,027		40,342
Non-current liabilities	2,282,764	2,271,274		$ 7,062
Accumulated non-controlling interests	268,009	258,007
Net revenues	3,033,990	2,622,110	$ 1,950,929
Net income (loss) for the year	76,394	156,087	(652,506)
Other comprehensive loss	61,647	(74,321)	(139,712)
Total comprehensive income (loss) for the year	138,041	81,766	(792,218)
Comprehensive (loss) income attributable to non-controlling interests	32,069	37,938	(110,086)
Net cash provided by (used in) operating activities	266,630	492,985	291,700
Net cash (used in) provided by financing activities	(149,234)	(344,134)	451,615
(Decrease) increase in cash and cash equivalents	(245,991)	(342,346)	$ 387,545
Nexa Resources Peru S.a.a. [Member]
IfrsStatementLineItems [Line Items]
Current assets	658,099	680,609
Current liabilities	260,980	288,736
Current net assets	397,119	391,873
Non-current assets	1,282,556	1,345,420
Non-current liabilities	409,106	566,059
Non-current net assets	873,449	779,361
Net assets	1,270,568	1,171,234
Accumulated non-controlling interests	217,167	213,997
Net revenues	892,389	828,571
Net income (loss) for the year	106,501	94,706
Other comprehensive loss	7,308	(940)
Total comprehensive income (loss) for the year	113,809	93,766
Comprehensive (loss) income attributable to non-controlling interests	1,199	12,991
Net cash provided by (used in) operating activities	196,850	179,842
Net cash used in investing activities	(86,969)	(93,632)
Net cash (used in) provided by financing activities	(137,426)	(92,905)
(Decrease) increase in cash and cash equivalents	(28,582)	(8,542)
Pollarix S. A. [Member]
IfrsStatementLineItems [Line Items]
Current assets	9,822	23,070
Current liabilities	8,820	13,279
Current net assets	1,002	9,791
Non-current assets	68,984	53,516
Non-current net assets	68,984	53,516
Net assets	69,985	63,307
Accumulated non-controlling interests	50,842	44,011
Net revenues	6,906	20,996
Net income (loss) for the year	29,635	39,136
Other comprehensive loss	9,686	(2,977)
Total comprehensive income (loss) for the year	39,321	36,159
Comprehensive (loss) income attributable to non-controlling interests	30,870	24,947
Dividends paid to non-controlling interests	24,592	23,730
Net cash provided by (used in) operating activities	4,474	(8,522)
Net cash (used in) provided by financing activities	(6,945)	8,997
(Decrease) increase in cash and cash equivalents	$ (2,471)	$ 475